Summary of Significant Accounting Policies (Details 1) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended
	Mar. 31, 2019	Feb. 18, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Of Contingent Consideration Liability	$ 14
Fair Value Adjustments Of Contingent Consideration	67,848	$ 2,031
Bonfire [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Of Contingent Consideration Liability	325
CityBase [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Of Contingent Consideration Liability	48,410
eCivis [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Of Contingent Consideration Liability	5,859
Questica [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Of Contingent Consideration Liability	9,311
Sherpa [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Of Contingent Consideration Liability	$ 1,898